Non-controlling Interests (Schedule of Non-controlling Interest) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Actoz [Member] CNY	Dec. 31, 2013 Actoz [Member] CNY	Dec. 31, 2014 Other Subsidiaries [Member] CNY	Dec. 31, 2013 Other Subsidiaries [Member] CNY
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 45,890	284,729	310,367	53,310	257,158	255,751	286,924	28,978	23,443